Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities (Details) - Accounts Payable, Accrued Expenses And Other Liabilities (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Commissions payable	$ 7,883,000	$ 7,151,000	$ 5,363,000
Deferred clearing fee credits	112,000	112,000	363,000
Telecommunications vendors payable	188,000	75,000	77,000
Legal fees payable	336,000	418,000	306,000
Deferred rent payable	102,000	241,000	268,000
Accrued compensation	140,000	24,000	581,000
Due to joint venture			550,000
Capital lease liability	112,000	171,000	415,000
Other vendors	2,610,000	3,105,000	3,909,000
Total	$ 11,662,000	$ 11,560,000	$ 11,832,000